UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of Investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.9%
Johnson Controls Inc.	188,276	$5,981,529

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	83,370	8,257,798

Media - 12.2%
DISH Network Corp., Class A Shares	470,568	13,138,258
News Corp., Class A Shares	1,332,514	25,091,239
SES Global SA, FDR	387,607	9,151,516
Time Warner Cable Inc.	240,984	17,765,340
Time Warner Inc.	495,633	18,368,159

Total Media		83,514,512

Multiline Retail - 1.1%
Target Corp.	142,334	7,231,991

Specialty Retail - 1.7%
Home Depot Inc.	260,587	11,567,457

TOTAL CONSUMER DISCRETIONARY		116,553,287

CONSUMER STAPLES - 12.1%
Beverages - 1.7%
Anheuser-Busch InBev NV, ADR	188,670	11,471,136

Food & Staples Retailing - 2.1%
CVS Caremark Corp.	349,925	14,609,369

Food Products - 1.0%
Unilever PLC, ADR	208,100	6,740,359

Household Products - 2.0%
Kimberly-Clark Corp.	190,900	13,660,804

Tobacco - 5.3%
Altria Group Inc.	181,105	5,143,382
Lorillard Inc.	78,265	8,404,878
Philip Morris International Inc.	308,219	23,045,535

Total Tobacco		36,593,795

TOTAL CONSUMER STAPLES		83,075,463

ENERGY - 13.0%
Energy Equipment & Services - 2.3%
Halliburton Co.	286,990	10,555,492
Transocean Ltd.	103,215	4,882,070

Total Energy Equipment & Services		15,437,562

Oil, Gas & Consumable Fuels - 10.7%
Apache Corp.	64,179	6,346,019
Chevron Corp.	138,053	14,230,503
El Paso Corp.	659,708	17,726,354
Exxon Mobil Corp.	211,389	17,701,715
Royal Dutch Shell PLC, ADR, Class A Shares	134,017	9,563,453
Suncor Energy Inc.	219,164	7,561,158

Total Oil, Gas & Consumable Fuels		73,129,202

TOTAL ENERGY		88,566,764

FINANCIALS - 20.7%
Capital Markets - 2.6%
Bank of New York Mellon Corp.	216,669	4,361,547
State Street Corp.	342,034	13,400,892

Total Capital Markets		17,762,439

Commercial Banks - 6.4%
U.S. Bancorp	727,992	20,543,934
Wells Fargo & Co.	788,693	23,037,723

Total Commercial Banks		43,581,657

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Consumer Finance - 1.5%
American Express Co.	211,752	$10,617,245

Diversified Financial Services - 3.4%
JPMorgan Chase & Co.	621,069	23,165,874

Insurance - 6.8%
Loews Corp.	239,351	8,930,186
Marsh & McLennan Cos. Inc.	375,886	11,874,239
MetLife Inc.	237,728	8,398,930
Progressive Corp.	334,725	6,788,223
Travelers Cos. Inc.	176,382	10,283,070

Total Insurance		46,274,648

TOTAL FINANCIALS		141,401,863

HEALTH CARE - 7.7%
Health Care Providers & Services - 1.0%
WellPoint Inc.	111,710	7,185,187

Pharmaceuticals - 6.7%
Johnson & Johnson	185,860	12,250,033
Merck & Co. Inc.	390,721	14,948,985
Novartis AG, ADR	193,086	10,496,155
Pfizer Inc.	372,903	7,980,124

Total Pharmaceuticals		45,675,297

TOTAL HEALTH CARE		52,860,484

INDUSTRIALS - 9.7%
Aerospace & Defense - 3.6%
Honeywell International Inc.	282,833	16,415,627
Raytheon Co.	167,500	8,038,325

Total Aerospace & Defense		24,453,952

Industrial Conglomerates - 4.3%
General Electric Co.	804,019	15,043,196
United Technologies Corp.	179,401	14,056,068

Total Industrial Conglomerates		29,099,264

Machinery - 1.8%
Illinois Tool Works Inc.	236,835	12,559,360

TOTAL INDUSTRIALS		66,112,576

INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.5%
Motorola Solutions Inc.	224,725	10,429,487

Computers & Peripherals - 1.0%
Hewlett-Packard Co.	242,007	6,771,356

Electronic Equipment, Instruments & Components - 1.5%
TE Connectivity Ltd.	308,240	10,510,984

IT Services - 2.6%
International Business Machines Corp.	92,676	17,849,398

Office Electronics - 1.3%
Xerox Corp.	1,129,599	8,754,392

Software - 1.8%
Microsoft Corp.	410,485	12,121,622

TOTAL INFORMATION TECHNOLOGY		66,437,239

MATERIALS - 2.8%
Chemicals - 1.7%
Air Products & Chemicals Inc.	133,446	11,747,251

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY			SHARES	VALUE
Containers & Packaging - 1.1%
Crown Holdings Inc.			209,127	$7,543,211	*

TOTAL MATERIALS				19,290,462

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T Inc.			310,608	9,134,981
CenturyLink Inc.			231,588	8,575,704
Verizon Communications Inc.			195,722	7,370,891

TOTAL TELECOMMUNICATION SERVICES				25,081,576

UTILITIES - 2.0%
Multi-Utilities - 2.0%
Sempra Energy			235,662	13,409,168

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $512,677,367)				672,788,882

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Interest in $300,000,000 joint tri-party repurchase agreement dated 1/31/12 with RBS Securities Inc.; Proceeds at maturity - $8,881,039; (Fully collateralized by various U.S. government agency obligations, 0.650% to 8.280% due 2/9/12 to 1/10/25; Market value - $9,058,675) (Cost - $8,881,000)	0.160%	2/1/12	$8,881,000	8,881,000

TOTAL INVESTMENTS - 99.8% (Cost - $521,558,367#)				681,669,882
Other Assets in Excess of Liabilities - 0.2%				1,341,722

TOTAL NET ASSETS - 100.0%				$683,011,604

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Foreign Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$672,788,882	—	—	$672,788,882
Short-term investments†	—	$8,881,000	—	8,881,000

Total investments	$672,788,882	$8,881,000	—	$681,669,882

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$185,035,550
Gross unrealized depreciation	(24,924,035)

Net unrealized appreciation	$160,111,515

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 22, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2012